Stock Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Common Stock	Dec. 31, 2013 Common Stock	Mar. 31, 2014 Common Stock	May 31, 2013 Common Stock	Dec. 31, 2012 Common Stock	Jun. 30, 2014 Common Stock Scenario, Forecast	Dec. 31, 2013 Common Stock Scenario, Forecast
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for issuance	2,333,450		2,333,450		1,758,612	480,834		4,625,000			1,000,000
Number of shares authorized for grant under equity incentive plan	4,525,000		4,525,000		3,625,000		9,150,000	4,625,000	6,500,000	2,900,000
Stock option granted maximum term							10 years	10 years
Percentage of exercise price to fair market value common stock on grant date.							100.00%	100.00%				110.00%	110.00%
Stock option granted vesting period							4 years	4 years
Weighted average grant date fair value per share of options	$ 17.57	$ 0.00	$ 7.81	$ 0.26	$ 0.47	$ 0.24
Fair value of options vested	$ 4,700,000	$ 100,000	$ 22,700,000	$ 100,000	$ 63,893	$ 31,154
Total compensation expense not yet recognized	31,200,000		31,200,000		1,118,303
Compensation expense recognition period			4 years		3 years 8 months 12 days
Percentage of outstanding common stock							5.00%
Unvested early exercise options			2,187,941
Proceeds from unvested stock options early exercised			$ 2,600,000